Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plans
Contribution to employee benefit plans	$ 58,365,171	$ 45,924,681	$ 40,724,902